Schedule of Fair Value of Options Granted by Using Valuation Assumptions (Details)	9 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020
Risk-free interest rate		0.42%	0.42%	0.21%
Expected life of the options	2 years 6 months	2 years 6 months	2 years 6 months	2 years 6 months
Expected volatility	281.00%	268.00%	268.00%	281.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Risk-free interest rate	0.93%
Maximum [Member]
Risk-free interest rate	1.89%